Short-Term Loans From Third Party	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
SHORT-TERM LOANS FROM THIRD PARTY

NOTE 5 – SHORT-TERM LOANS FROM THIRD PARTY

On December 30, 2018, the Company signed a bridge loan agreement with an investor for a total amount of Thirty Thousand U.S. Dollars (US$30,000). The loan principal will bear interest at a flat rate of ten percent (10%) of the loan principal over the period of 6 months (the initial term of the loan). In addition, 10% of the loan principal was deducted upfront as an original issue discount. The loan principal plus the interest shall be due six (6) months after the date of the loan (the “Maturity Date”).

The investor shall have at any time after the Maturity Date the option to convert the loan principal plus the unpaid interest into Ordinary Shares of the Company, at a conversion price equal to 70% of the lowest closing price of the Company’s Ordinary Shares in the five (5) days prior to the conversion as quoted by Bloomberg, LP. In the event of default by the Company, the investor shall have the option to convert the loan principal plus the interest into Ordinary Shares of the Company, at a conversion price equal to 60% of the lowest closing price of the Company’s Ordinary Shares in the fifteen (15) days prior to the conversion as quoted by Bloomberg, LP.

Upon the consummation of the Company’s proposed public offering and upon listing to the NASDAQ Market System, the Company shall deliver to the investor an Ordinary Share Purchase Warrant (the “Warrant”), providing the investor with a right to purchase such number of fully-paid and non-assessable restricted Ordinary Shares of the Company that is equal in value to twenty-five percent (25%) of the investor’s loan principal, at an exercise price that is equal to the price of the Company’s shares in the public offering (the “Warrant Shares”), or in the event that the investor converts the loan principal into Ordinary Shares of the Company, then the Company shall issue the Warrant to such investor concurrently with the issuance of the conversion shares, and the exercise price for the Warrant Shares shall be the closing price of the Company’s Ordinary Shares, as applicable, on the conversion date of the loan principal. The investor may exercise the Warrant at any time starting six (6) months following the grant of such Warrant and up to three (3) years thereafter. The table below details the carrying value of the loan as of December 31, 2018:

	As of December 31,
	2018	2017
Short-term loan principal (see Note 10)	$30,012	$-
Less: original issue discount	(3,000)	-
Less: Fair value of derivative instrument	(9,000)	-
	$18,012	$-